Financial Instruments - Carrying Values and Estimated Fair Values (Details) $ in Thousands, shares in Millions	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($)		Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Non-Derivatives:
Cash and cash equivalents	$ 123,690	$ 127,691	[1]	$ 76,696	$ 222,123
Equity securities, current, fair value	501,233	0
Current portion of long-term debt and short-term debt, carrying value	(1,130,256)	(982,845)	[1]
Long-term debt	(1,151,465)	(1,367,937)	[1]
Derivatives:
Deferred finance charges	$ 24,816	28,749
Measurement Input, Discount Rate
Derivatives:
Measurement input	0.0300
New Fortress Energy (NFE)
Derivatives:
Equity instrument (in shares) | shares	18.6
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	$ 123,690	127,691
Restricted cash and short-term deposits, carrying value	144,480	163,181
Carrying value | Level 2
Non-Derivatives:
Equity securities, current, fair value	501,233	0
Current portion of long-term debt and short-term debt, carrying value	(821,181)	(984,510)
Current portion of convertible bonds, carrying value	(310,906)	0
Long-term portion of convertible bonds, carrying value	(85,168)	(383,740)
Long-term debt	$ (1,089,282)	(1,011,281)
Carrying value | Level 2 | Measurement Input, Discount Rate
Derivatives:
Measurement input	0.0300
Carrying value | Level 2 | New Fortress Energy (NFE)
Non-Derivatives:
Equity securities, current, fair value	$ 501,200
Carrying value | Level 2 | Oil and gas derivative
Derivatives:
Oil and gas derivative instrument	174,114	540
Carrying value | Level 2 | Interest Rate Swaps
Derivatives:
Interest rate swaps liability	(25,758)	(44,315)
Carrying value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps liability	0	(1,310)
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	123,690	127,691
Restricted cash and short-term deposits, fair value	144,480	163,181
Fair value | Level 2
Non-Derivatives:
Equity securities, current, fair value	501,233	0
Current portion of long-term debt and short-term debt, fair value	(821,181)	(984,510)
Current portion of convertible bonds, fair value	(315,380)	0
Long-term portion of convertible bonds, fair value	(85,594)	(366,581)
Long-term debt, fair value	(1,089,282)	(1,011,281)
Fair value | Level 2 | Oil and gas derivative
Derivatives:
Oil and gas derivative instrument	174,114	540
Fair value | Level 2 | Interest Rate Swaps
Derivatives:
Interest rate swaps liability	(25,758)	(44,315)
Fair value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps liability	$ 0	$ (1,310)

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).